UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2010
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    May 7, 2010


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:   127703


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Arena Resources Inc            Common Stock    040049108      4,188    125,385                 Sole     None     Sole
Cabot Oil & Gas Corp           Common Stock    127097103      2,174     59,067                 Sole     None     Sole
Cimarex Energy, Co             Common Stock    171798101      7,873    132,595                 Sole     None     Sole
Comstock Resources             Common Stock    205768203     18,056    567,802                 Sole     None     Sole
Concho Resources               Common Stock    20605P101      6,103    121,282                 sole     None     Sole
Exco Resources                 Common Stock    269279402        699     38,018                 sole     None     Sole
Gastar Exploration, Ltd.       Common Stock    367299203        568    116,940                 Sole     None     Sole
Murphy Oil Corp.               common Stock    626717102     14,536    258,685                 Sole     None     Sole
Newfield Exploration           Common Stock    651290108      4,220     81,081                 Sole     None     Sole
Nexen Inc                      Common Stock    65334H102      4,449    180,036                 Sole     None     Sole
Occidental Petroleum           Common Stock    674599105     18,276    216,187                 Sole     None     Sole
Petrobank Energy & Resources   Common Stock    71645P106     19,578    358,939                 Sole     None     Sole
Rosetta Resources Inc.         Common Stock    74837R104      3,155    133,970                 SOle     None     Sole
Ultra Petroleum Corp           Common Stock    903914109      9,191    197,095                 Sole     None     Sole
Whiting Petroleum Corp         Common Stock    966387102     14,137    174,878                 Sole     None     Sole
